Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' Options activity under the 2018 Equity Incentive Plan:

	2020		2019
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding - beginning of the year	905,000	128.45	965,000	128.48
Granted	—	—	—	—
forfeited	—	—	(60,000)	128.91
Outstanding - end of the year	905,000	128.45	905,000	128.45

Options Outstanding Separated into Ranges of Exercise Prices
The options outstanding as of December 31, 2020, have been separated into ranges of exercise prices, as follows:

	Options outstanding
Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
$121.42 - $128.91	905,000	2.95	$128.45

Compensation Expenses Before Tax
Compensation expenses related to the 2018 Equity Incentive Plan amounted to $4,086 and $3,994 for the years ended December 31, 2020 and 2019 respectively, which were recognized, as follows:

	Year ended December 31,
	2020	2019
Cost of revenues	$3,473	$3,424
General and administration expenses	613	570
	$4,086	$3,994
The Company recorded an amount of approximately $10,068 and $9,595, during the years ended December 31, 2020 and 2019, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year ended December 31,
	2020	2019
Cost of revenues	$6,096	$5,530
General and administration expenses	2,165	2,447
Marketing and selling	1,807	1,618
	$10,068	$9,595
The Company recorded an amount of approximately $301, $1,858 and $2,628 in the years ended December 31, 2020, 2019 and 2018, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan, as follows:

	Year ended December 31,
	2020	2019	2018
Cost of revenues	$—	$426	$985
General and administration expenses	301	1,160	1,225
Marketing and selling	—	272	418
	$301	$1,858	$2,628

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2020			Year ended December 31, 2019			Year ended December 31, 2018
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$237,658	44,198	$5.38	$227,857	43,787	$5.20	$206,738	42,789	$4.83

Effect of dilutive securities:
Employee stock options	—	17		—	61		—	—
Diluted net earnings	$237,658	44,215	$5.38	$227,857	43,848	$5.20	$206,738	42,789	$4.83
(*) In thousands